Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Puerto Rico Group Savings Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Sanofi Puerto Rico Group Savings Plan

PLAN EIN:	36-4406953
PLAN NUMBER:	001

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

As of December 31, 2025

		(c) DESCRIPTION OF
		INVESTMENT INCLUDING
	(b) IDENTITY OF ISSUE,	MATURITY DATE, RATE OF
	BORROWER, LESSOR OR	INTEREST, COLLATERAL,		(e) CURRENT
(a)	SIMILAR PARTY	PAR OR MATURITY VALUE	(d) COST	VALUE
*	Sanofi U.S. Group Savings Master Trust	Master Trust	**	$31,662,162

*	Cash	Interest bearing cash	**	12,008

*	Participant Loans	Interest Rates 8.50% - 9.50%	-0-	144,926

*Indicates party-in-interest to the Plan

**Cost not required for participant directed investments